Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture, beginning balance			$ 130,660	$ 42,462	$ 42,462
Equity contributions to joint venture entity			7,500		84,500
Share of results	$ (164)	$ (101)	(3,205)	$ (140)	(1,126)
Capitalized interest and deferred financing costs			355		4,824
Investment in equity accounted joint venture, ending balance	$ 135,310		$ 135,310		$ 130,660